SHARE BASED PAYMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands														1 Months Ended								12 Months Ended			13 Months Ended
	Feb. 12, 2016	May. 12, 2015	May. 12, 2015	Aug. 01, 2014	Jun. 09, 2014	Jun. 01, 2014	May. 31, 2014	Apr. 15, 2014	Nov. 01, 2012	Sep. 01, 2012	Jun. 07, 2011	Jul. 10, 2009	Jul. 02, 2007	Dec. 31, 2015	Oct. 31, 2015	Jun. 30, 2014	Nov. 30, 2012	Aug. 23, 2011	Mar. 22, 2011	Nov. 29, 2007	Jul. 20, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 22, 2013	Mar. 18, 2011	Dec. 29, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																						660,000
Options outstanding														10,438,840								10,438,840	14,853,764
Exercise price																						$ 1.68
Granted, Weighted average grant-date fair value																						$ 1.16
Options exercisable														9,237,208								9,237,208
Options vested and expected to vest														10,332,009								10,332,009
Share-based compensation expense																						$ 567	$ 1,281	$ 943
Intrinsic value of options exercised during the period																						7,034	442	3
Fair value of options vested																						649	357	$ 1,476
Unrecognized compensation cost														$ 843								$ 843
Unrecognized compensation cost, period for recognition																								1 year 8 months 1 day
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				50,000
2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																	6,000,000
Options granted				140,000		2,376,620											60,000
Exercise price				$ 1.045		$ 1.025											$ 1.11
Expiration date of options															Jan. 31, 2016		Aug. 01, 2014
Contract life				5 years		5 years
Options vested and expected to vest															20,830
Options cancelled															29,170
2012 stock incentive plan [Member] | Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		660,000	100,000													200,000
Exercise price		$ 1.675
Contract life		5 years
Options vested and expected to vest		16,664	16,664
2012 stock incentive plan [Member] | Two Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			200,000
Expiration date of options			May 31, 2016											Feb. 12, 2016
Options vested and expected to vest														3,332								3,332
Options cancelled														150,002
2012 stock incentive plan [Member] | Two Consultants [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.12
Expiration date of options	Jan. 31, 2016
Options cancelled	83,336
Unvested options	$ 166,668
2007 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized													12,000,000														17,000,000
Options granted									20,000	1,857,538
Exercise price									$ 1.11	$ 0.72
Contract life										5 years
Granted, Weighted average grant-date fair value							$ 0.43
Options vested immediately									20,000
2007 stock incentive plan [Member] | Options Granted on July 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value								$ 0.21
Incremental compensation cost																							4
2007 stock incentive plan [Member] | Options Granted on July 2009 [Member] | Exercise Price $1.15 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price					$ 1.15
Granted, Weighted average grant-date fair value					0.22
Incremental compensation cost																							686
2007 stock incentive plan [Member] | Options Granted on July 2009 [Member] | Exercise Price $1.57 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price					1.57
Granted, Weighted average grant-date fair value					0.12
Incremental compensation cost																							5
2007 stock incentive plan [Member] | Options Granted on November 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value					$ 0.25
Incremental compensation cost																							4
2007 stock incentive plan [Member] | Options Granted On November2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value								$ 0.21
Incremental compensation cost																							4
2007 stock incentive plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of options							May 31, 2016
Options vested							1,282,098
Incremental compensation cost																							$ 201
Options cancelled							575,440
2007 and 2011 stock incentive plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																			2,180,000
Exercise price											$ 1.57								$ 2.3
Granted, Weighted average grant-date fair value											$ 0.75								$ 0.53
Incremental compensation cost											$ 314
2011 stock incentive plan [Member] [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																										2,000,000
Exercise price																		$ 1.15
Granted, Weighted average grant-date fair value												$ 0.39	$ 0.21							$ 0.26	$ 0.22
Incremental compensation cost																		$ 1,259
Share-based compensation expense																		$ 950
2011 stock incentive plan [Member] [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life																			5 years
2011 stock incentive plan [Member] [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life																			10 years
2011 stock incentive plan [Member] [Member] | Senior Executive Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																			600,000
Options vested																									200,000
Options exercisable																			100,000
Options vested and expected to vest																			200,000
Share-based compensation expense																			$ 35					$ 59